Stock Incentive Plans	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Stock Incentive Plans	Stock Incentive Plans
The terms of the CVS Health 2017 Incentive Compensation Plan (“ICP”) provide for grants of annual incentive and long-term performance awards to executive officers and other officers and employees of the Company or any subsidiary of the Company, as well as equity compensation to outside directors of CVS Health Corporation. Payment of such annual incentive and long-term performance awards will be in cash, stock, other awards or other property, at the discretion of the Management Planning and Development Committee (the “MP&D Committee”) of the Board. The ICP allows for a maximum of 58 million shares of CVS Health Corporation common stock to be reserved and available for grants. As of December 31, 2022, there were approximately 21 million shares of CVS Health Corporation common stock available for future grants under the ICP.

Upon the acquisition of Aetna (the “Aetna Acquisition”) on November 28, 2018, approximately 22 million shares of Aetna common stock subject to awards outstanding under the Amended Aetna Inc. 2010 Stock Incentive Plan (“SIP”) were assumed by CVS Health Corporation. In addition, in accordance with the merger agreement, shares which were available for future issuance under the SIP were converted into approximately 32 million shares of CVS Health Corporation common stock reserved and available for issuance pursuant to future awards. Subsequent to the expiration of the SIP on May 21, 2020, the ICP was the only compensation plan under which the Company grants stock options, restricted stock and other stock-based awards to its employees.

Stock-Based Compensation Expense

Stock-based compensation is measured at the grant date based on the fair value of the award and is recognized as expense over the requisite service period of the stock award (generally three to five years) using the straight-line method. The following table is a summary of stock-based compensation for the years ended December 31, 2022, 2021 and 2020:

In millions	2022	2021	2020
Restricted stock units and performance stock units	$369	$404	$329
Stock options and stock appreciation rights (“SARs”) (1)	78	80	71
Total stock-based compensation	$447	$484	$400
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(1)Includes the ESPP.
Restricted Stock Units and Performance Stock Units

The Company’s restricted stock units and performance stock units are considered nonvested share awards and require no payment from the employee. The fair value of the restricted stock units is based on the market price of CVS Health Corporation common stock on the grant date and is recognized on a straight-line basis over the vesting period. For each restricted stock unit granted, employees receive one share of common stock, net of taxes, at the end of the vesting period.

The Company’s performance stock units contain performance vesting conditions in addition to a service vesting condition. Vesting of the Company’s performance stock units is dependent upon the degree to which the Company achieves its performance goals, which are generally set for a three-year performance period and are approved at the time of grant by the MP&D Committee.

The fair value of performance stock units granted with service and performance vesting conditions is based on the market price of CVS Health Corporation common stock on the grant date and is recognized over the vesting period. Certain of the performance stock units also contain a market vesting condition based on the performance of CVS Health Corporation common stock relative to a comparator group. The fair value of these performance stock units is determined using a Monte Carlo simulation as of the grant date and is recognized over the vesting period.

As of December 31, 2022, there was $619 million of total unrecognized compensation cost related to the Company’s restricted stock units and performance stock units that are expected to vest. These costs are expected to be recognized over a weighted-average period of 2.1 years. The total fair value of restricted stock units vested during 2022, 2021 and 2020 was $328 million, $406 million and $229 million, respectively.

The following table is a summary of the restricted stock unit and performance stock unit activity for the year ended December 31, 2022:

In thousands, except weighted average grant date fair value	Units	Weighted Average Grant Date Fair Value
Outstanding at beginning of year, nonvested	14,330	$63.02
Granted	5,398	$101.13
Vested (1)	(5,626)	$58.28
Forfeited	(1,421)	$72.76
Outstanding at end of year, nonvested	12,681	$80.25
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(1)Vested performance stock units have been included at target level performance. Based on actual performance, the number of restricted stock units and performance stock units vested during the year ended December 31, 2022 was 8.0 million.

Stock Options and SARs

All stock option grants are awarded at fair value on the date of grant. The fair value of stock options is estimated using the Black-Scholes option pricing model, and stock-based compensation is recognized on a straight-line basis over the requisite service period. Stock options granted generally become exercisable over a four-year period from the grant date. Stock options granted through 2018 generally expire seven years after the grant date. Stock options granted subsequent to 2018 generally expire ten years after the grant date.

All unvested Aetna SARs outstanding upon the acquisition of Aetna were converted into replacement CVS Health Corporation SARs. The replacement SARs granted are settled in CVS Health Corporation common stock, net of taxes, based on the appreciation of the stock price on the exercise date over the market price on the date of grant. The fair value of SARs is estimated using the Black-Scholes option pricing model, and stock-based compensation is recognized on a straight-line basis over the requisite service period. SARs generally become exercisable over a three-year period from the grant date. SARs generally expire ten years after the grant date. No SARs have been granted subsequent to the Aetna Acquisition.
The following table is a summary of stock option and SAR activity that occurred for the years ended December 31, 2022, 2021 and 2020:

In millions	2022	2021	2020
Cash received from stock options exercised (including ESPP)	$551	$549	$264
Payments for taxes for net share settlement of equity awards	370	168	88
Intrinsic value of stock options and SARs exercised	118	105	24
Fair value of stock options and SARs vested	219	224	252

The fair value of each stock option is estimated using the Black-Scholes option pricing model based on the following assumptions at the time of grant:

	2022	2021	2020
Dividend yield (1)	2.18%	2.68%	3.42%
Expected volatility (2)	27.34%	27.10%	25.22%
Risk-free interest rate (3)	2.46%	1.13%	0.61%
Expected life (in years) (4)	6.3	6.3	6.3
Weighted-average grant date fair value	$24.15	$14.57	$8.78
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(1)The dividend yield is based on annual dividends paid and the fair market value of CVS Health Corporation stock at the grant date.
(2)The expected volatility is estimated based on the historical volatility of CVS Health Corporation’s daily stock price over a period equal to the expected life of each option grant after adjustments for infrequent events such as stock splits.
(3)The risk-free interest rate is selected based on yields from U.S. Treasury zero-coupon issues with a remaining term equal to the expected term of the options being valued.
(4)The expected life represents the number of years the options are expected to be outstanding from grant date based on historical option or SAR holder exercise experience.

As of December 31, 2022, unrecognized compensation expense related to unvested stock options totaled $41 million, which the Company expects to be recognized over a weighted-average period of 1.9 years. After considering anticipated forfeitures, the Company expects approximately 7 million of the unvested stock options to vest over the requisite service period.

The following table is a summary of the Company’s stock option and SAR activity for the year ended December 31, 2022:

In thousands, except weighted average exercise price and remaining contractual term	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at beginning of year	19,061	$71.74
Granted	1,993	$101.04
Exercised	(4,921)	$75.91
Forfeited	(478)	$70.78
Expired	(615)	$99.78
Outstanding at end of year	15,040	$73.15	4.52	$340,507
Exercisable at end of year	7,730	$72.39	2.76	184,904
Vested at end of year and expected to vest in the future	14,757	$72.96	4.47	336,664
ESPP

The Company’s Employee Stock Purchase Plan (“ESPP”) provides for the purchase of up to 60 million shares of CVS Health Corporation common stock. Under the ESPP, eligible employees may purchase common stock at the end of each six month offering period at a purchase price equal to 90% of the lower of the fair market value on the first day or the last day of the offering period. During 2022, approximately 2 million shares of common stock were purchased under the provisions of the ESPP at an average price of $78.55 per share. As of December 31, 2022, approximately 29 million shares of common stock were available for issuance under the ESPP.
The fair value of stock-based compensation associated with the ESPP is estimated on the date of grant (the first day of the six month offering period) using the Black-Scholes option pricing model.

The following table is a summary of the assumptions used to value the ESPP awards for the years ended December 31, 2022, 2021 and 2020:

	2022	2021	2020
Dividend yield (1)	1.12%	1.34%	1.46%
Expected volatility (2)	23.54%	25.27%	37.21%
Risk-free interest rate (3)	1.42%	0.08%	0.81%
Expected life (in years) (4)	0.5	0.5	0.5
Weighted-average grant date fair value	$16.25	$12.55	$13.85
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(1)The dividend yield is calculated based on semi-annual dividends paid and the fair market value of CVS Health Corporation stock at the grant date.
(2)The expected volatility is estimated based on the historical volatility of CVS Health Corporation’s daily stock price over the previous six month period.
(3)The risk-free interest rate is selected based on the Treasury constant maturity interest rate whose term is consistent with the expected term of ESPP purchases (i.e., six months).
(4)The expected life is based on the semi-annual purchase period.